Equity accounted investments - Summary of Financial Statements of Peregrine (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EQUITY-ACCOUNTED INVESTMENTS
Non-current assets	R 81,119	R 105,867	R 88,163
Current assets	61,822	60,764	64,831
Non-current liabilities	(54,927)	(55,408)	(51,108)
Current liabilities	(36,407)	(20,219)	(20,541)
Equity-accounted investments	7,148	8,471	7,594
Peregrine
EQUITY-ACCOUNTED INVESTMENTS
Net assets (liabilities)	564	1,025	946
Total Reconciling Items	683	135	140
Equity-accounted investments	R 1,247	R 1,160	R 1,086	R 1,001
Proportion of ownership interest in associate	20.00%	40.00%	40.00%
Separate | Peregrine
EQUITY-ACCOUNTED INVESTMENTS
Non-current assets	R 2,830	R 3,004	R 2,788
Current assets	0	0	0
Non-current liabilities	(9)	(426)	(409)
Current liabilities	0	(16)	(15)
Net assets (liabilities)	R 2,821	R 2,562	R 2,364